Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	5 Months Ended
	Jun. 06, 2018	Jun. 05, 2018	Apr. 27, 2018	Nov. 12, 2017	Jun. 30, 2018	Jun. 06, 2018	Dec. 31, 2017	Jun. 30, 2017
Ordinary shares outstanding	11,730,425					11,730,425		85,562,769
Ordinary share price per shares	$ 10.19					$ 10.19		$ 9.76
Shares previously subject to redemption, shares					16,921,700
Reclassification of shares previously subject to redemption					$ 165,188
Redemption value price per shares								10.11
Underwriting fee per share								0.35
Redeemed shares, shares					1,916,511
Redeemed shares value					$ (19,380)
Ordinary shares issued for underwriting fees, value					$ 3,737
Ordinary shares issued for underwriting fees, shares					307,465
Business combination, consideration transferred					$ 319,015
Acquired percentage of shares outanding	12.00%					12.00%
GES Transaction [Member]
Business acquisition exchange shares	25,309,848				3,036,381
Business acquisition payments	$ 29,300
Business combination, ordinary shares	3,036,381				25,309,848
Acquired percentage of shares outanding	88.00%					88.00%
NPS Holdings Limited [Member]
Business combination, ordinary shares					25,077,000
Business combination, consideration transferred					$ 319,015
NPS Holdings Limited [Member] | Predecessor [Member]
Ordinary shares outstanding							342,250,000
NPS Holdings Limited [Member] | Mr. Abdulaziz Mubarak Al-Dolaimi and Mr. Fahad Abdulla Bindekhayel [Member] | Predecessor [Member]
Ordinary share price per shares	$ 1					$ 1
Number of convertible shares issued						37,000,000
Hana Investments [Member]
Business acquisition payments					$ 150,000
Business combination, ordinary shares					13,758,449
Stock Purchase Agreement [Member]
Business combination, ordinary shares				418,001
Business combination, consideration transferred				$ 4,700
Stock Purchase Agreement [Member] | NPS Holdings Limited [Member] | First Closing [Member]
Business acquisition exchange shares				83,660,878
Business acquisition payments				$ 150,000
Stock Purchase Agreement [Member] | NPS Holdings Limited [Member] | Second Closing [Member]
Business acquisition payments				$ 292,800
Business combination, ordinary shares				11,318,828
Stock Purchase Agreement [Member] | Hana Investments [Member]
Ordinary share price per shares				$ 11.244
Number of ordinary shares issuance				13,340,448
Hana Loan Agreement [Member]
Ordinary share price per shares		$ 11.244
Business combination, ordinary shares		53,362
Principal amount borrowed		$ 50,000
Origination fee		$ 600
Relationship Agreement [Member] | Hana Investments [Member]
Ordinary share price per shares		$ 11.244
Business combination, ordinary shares		213,447
Business combination, consideration transferred		$ 2,100
Forward Purchase Agreement [Member] | Backstop Investor [Member]
Business acquisition payments			$ 48,293,763
Business combination, ordinary shares			4,829,375
July 6, 2018 [Member]
Ordinary share price per shares								$ 5.75
Public Warrants [Member]
Warrants								22,921,700
Warrants expire date								Jun. 06, 2023
Private Warrants [Member]
Warrants								12,618,680
Warrants expire date								Jun. 06, 2023